Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2024-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	21	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$288,686,000.00		5.21%			5.21%
Class A-1b	6/22/26	06/20/2029	$245,918,000.00	28	SOFR +0.55%	03/13/2026	3.67223%	4.22%
Class B	6/22/26	06/20/2029	$40,872,000.00		5.40%			5.40%
Class C	6/22/26	06/20/2029	$24,524,000.00		5.60%			5.60%

Total			$600,000,000.00

Series 2024-4 Allocation % x Group One Available Funds	$38,120,891.40
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$38,120,891.40

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$43.09	$43.09	$0.00	$0.00	$38,120,848.31
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$38,120,848.31
Asset Representations Reviewer Fee	$27.09	$27.09	$0.00	$0.00	$38,120,821.22
Supplemental ARR Fee	$108.37	$108.37	$0.00	$0.00	$38,120,712.85
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$38,119,462.85
Servicing Fee	$466,548.41	$466,548.41	$0.00	$0.00	$37,652,914.44
Class A-1a Note Interest	$1,253,378.38	$1,253,378.38	$0.00	$0.00	$36,399,536.06
Class A-1b Note Interest	$807,584.06	$807,584.06	$0.00	$0.00	$35,591,952.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,591,952.00
Class B Note Interest	$183,924.00	$183,924.00	$0.00	$0.00	$35,408,028.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,408,028.00
Class C Note Interest	$114,445.33	$114,445.33	$0.00	$0.00	$35,293,582.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$35,293,582.67
Class R Interest	$35,293,582.67	$35,293,582.67	$0.00	$0.00	$0.00

Total	$38,120,891.40	$38,120,891.40	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b	$0.00	$0.00	$807,584.06	$0.00	$0.00	$807,584.06
Class B	$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C	$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total	$0.00	$0.00	$2,359,331.77	$0.00	$0.00	$2,359,331.77

	Note Balance	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.34	$0.00	$4.34	$288,686,000.00	1.00	$288,686,000.00	1.00
Class A-1b	$1,000.00	$3.28	$0.00	$3.28	$245,918,000.00	1.00	$245,918,000.00	1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.67	$0.00	$4.67	$24,524,000.00	1.00	$24,524,000.00	1.00

Total	$1,000.00	$3.93	$0.00	$3.93	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

 Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.